Listing Note (Details) - USD ($)	Jun. 02, 2015	Jun. 30, 2016	Jan. 31, 2016	Jan. 23, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Listing Amount (percent)	15.00%
Cumulative, non-compounded, pre-tax annual return (percent)	6.00%
Listing amount distribution measurement period (days)	30 days
Derivative liability		$ 17,245,000			$ 6,028,000
Listing Note
Derivative [Line Items]
Derivative liability			$ 0	$ 0	$ 0	$ 0